Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of effective tax rate

	2021	2020	2019
Net loss before income taxes	$(18,735,022)	$(12,089,338)	$(4,425,043)
Expected income tax recovery	(4,964,781)	(3,203,675)	(1,172,636)
Difference in foreign tax rates	163,190	202,331	—
Share based compensation and non-deductible expenses	(3,470)	(114,257)	(202,553)
Prior year true-ups	(48,507)	75,227	119,972
Tax rate changes and other adjustments	9,619	2,210	(15,933)
Recognition of previously unrecognized deferred tax assets	—	(317,387)	—
Foreign exchange translation adjustment	—	—	(172,081)
Change in tax benefits not recognized	5,787,676	2,411,519	1,542,386
Income tax expense (recovery)	$943,727	$(944,032)	$99,155

Schedule of income tax expense (recovery)

	2021	2020	2019
Current income tax expense (recovery)	$(875)	$106,986	$93,580
Deferred income tax expense (recovery)	944,602	(1,051,018)	5,575
Income tax expense (recovery)	943,727	(944,032)	99,155

Schedule of components of deferred tax assets

	2021	2020
Non-capital losses carried forward	$288,654	$154,406
Intangible assets	—	59,668
Reserves	176,146	1,227,868
Deferred tax assets	$464,800	$1,441,942
Intangible assets	(1,192,153)	(43,564)
Other	(7,113)	(17,023)
Deferred tax liabilities	(1,199,266)	(60,587)
Net deferred tax assets	$(734,466)	$1,381,355

Schedule of tax effects of temporary differences and carry-forwards

	Balance at	Recognized		Balance at
	December 31,	in profit	Other	December 31,
	2020	and loss	(Opening PPA)	2021
Deferred tax assets (liabilities):
Non-capital losses carried forward	154,406	134,249		288,655
Intangible assets	16,104	27,655	(1,166,665)	(1,122,906)
Reserves	1,227,868	(1,051,723)		176,145
Other	(17,023)	(54,783)	(4,554)	(76,360)
	$1,381,355	$(944,602)	$(1,171,219)	$(734,466)

	Balance at	Recognized		Balance at
	December 31,	in profit	Other (Opening	December 31,
	2019	and loss	PPA)	2020
Deferred tax assets (liabilities):
Non-capital losses carried forward	183,530	(29,124)	—	154,406
Intangible assets	(37,150)	53,254	—	16,104
Right of use assets	3,030	(3,030)	—	—
Reserves	180,927	1,046,941	—	1,227,868
Other	—	(17,023)	—	(17,023)
	$330,337	$1,051,018	$—	$1,381,355

Schedule of temporary differences of deferred tax assets

	2021	2020
Property and equipment	317,392	633,070
Intangible assets	10,691,053	3,762,917
Share issuance costs – 20(1)(e)	474,873	318,920
Non-capital losses carried forward – Canada	21,725,215	16,387,380
Non-capital losses carried forward – US	10,537,511	344,750
Non-capital losses carried forward – Australia	195,574	—
Capital losses carried forward – Canada	346,457	345,288
Capital losses carried forward – Australia	537,322	570,372
Investment tax credits	597,175	595,160
SR&ED pool	1,868,445	1,862,140
Share appreciation rights plan obligation	—	153,638
Ontario SR&ED credit	92,507	92,195
Contract liabilities	270,320	412,831
Lease obligations	(58,111)	19,888
Accrued vacation	38,584	—
Accrued liabilities	12,409	—
Accrued interest	1,257,173	—
Difference between cash and accrual basis	(676,122)	—
AFDA Reserve	117,163	—
Contingent Consideration Liabilities	445,972	—
Stock-based Compensation	149,343	—
Business acquisition expenses	314,633	—
Unrealized foreign exchange	—	674,146
	49,254,888	26,172,695